Inx Token Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inx Token Warrant Liability (Details) [Line Items]
Issued to additional shares (in Shares)	769,999
Amount issued	$ 0	$ 318
Warrant agreement period, description	As of December 31, 2021, the Company has granted to directors, employees and service providers, the warrant to purchase INX Tokens upon completion of the terms set in each warrant.
Token based compensation expenses	$ 19,801
INX Token [Member]
Inx Token Warrant Liability (Details) [Line Items]
Token based compensation expenses		$ 3,933